WELLS S&P REIT INDEX FUND
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

BOARD OF TRUSTEES                                    Wells
Leo F. Wells III                                      S&P
John L. Bell                                    REIT INDEX FUND
Richard W. Carpenter
Bud Carter
Donald S. Moss
Walter W. Sessoms

INVESTMENT ADVISER
Wells Asset Management, Inc.                     Annual Report
6200 The Corners Parkway, Suite 250            December 31, 1999
Atlanta, Georgia 30092

SUB-ADVISER
Gateway Investment Advisers, L.P.
400 TechneCenter Drive
Milford, Ohio 45150

UNDERWRITER                                          [LOGO]
Wells Investment Securities, Inc.                    WELLS
6200 The Corners Parkway, Suite 250            Real Estate Funds
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
Arthur Andersen LLP
425 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

LETTER TO SHAREHOLDERS                                             February 2000
================================================================================

Dear Shareholder,

As we reflect on 1999, the Wells S&P REIT Index Fund continues to yield quite impressive dividends which are currently averaging more than six times higher than that of the S&P 500. Even better news is that real estate fundamentals remain strong, and since December, struggling REIT share prices appear to be on the road to recovery. Industry experts and observers attribute the lackluster interest in REITs in 1999 to the overwhelming net investments in high-tech stocks and everything-dot-com. However, most experts predict a bright 2000 for REITs.

The recent success of e-commerce companies creates a demand for more office and warehouse/distribution space. Simply put, that means more real estate to accommodate a growing e-commerce economy. Nevertheless, because stock market volatility remains a concern, investors and advisors will likely revisit the topic of portfolio allocation and will look to REITs as the traditional portfolio stabilizers they have historically proven to be. For existing REIT investors, this means rallying prices for the tremendously undervalued REIT share.

The  Wells  S&P  REIT  Index  Fund  continues  to  offer  its  investors   broad
diversification, liquidity, growth opportunities, and cash dividends. Additionally, Wells is the only company to offer a mutual fund that tracks Standard and Poor's REIT Composite Index. The Fund characteristically invests at least 95% of assets in stocks included in the index, in approximately the same proportion. The remaining 5% is invested in cash to maintain liquidity.

In 1999, the Fund's portfolio reflected approximately 80% of the total US Public REIT market capitalization and represented all REIT sectors and property types. These investments include 101 REITs, 99 of which are on the New York Stock Exchange, one on the American Stock Exchange, and one on The Nasdaq Stock Market.

The long-term outlook for the REIT market: Understanding the REIT market in 1999 is important in projecting the future of REITs. We anticipate that strong real estate fundamentals will be maintained. And, with REITs once again getting the endorsements they deserve from high-profile investors like Warren Buffett, we can look forward to a potential rebound of the REIT market. Meanwhile, REITs continue to be attractive investments because they distribute nearly all of their income to shareholders and they receive uniquely favorable tax treatment. All things considered, long-term growth is to be expected while REITs should continue to yield the cash flow that makes them a major income-producing investment option.

We are proud of the Wells S&P REIT Index Fund and are grateful to our loyal investors who have helped us to grow. We look forward to meeting your real estate investment needs with many more distinctive products. Your questions and comments are always welcome. Please do not hesitate to call us at (800) 282-1581.

Yours truly,

/s/ Leo F. Wells III

Leo F. Wells III

PERFORMANCE INFORMATION
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE WELLS S&P REIT INDEX FUND AND THE S&P REIT INDEX

                               [GRAPHIC OMITTED]

                                                    12/31/99
                                                    --------
                  Wells S&P REIT Index Fund          $7,235
                  S&P REIT Index                     $7,752

           Past performance is not predictive of future performance.

                -----------------------------------------------
                           Wells S&P REIT Index Fund
                          Average Annual Total Return

                               1 Year          Since Inception*
                Class A        (10.00%)            (16.21%)
                Class B          N/A               (12.73%)**
                Class C          N/A               (12.06%)**
                -----------------------------------------------

*The chart above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999 and the initial public offering of Class C shares commenced on May 5, 1999.

**Represents the total return for each class from its respective initial public offering to December 31, 1999.

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
================================================================================
ASSETS
Investment securities:
   At acquisition cost ........................................    $ 24,568,368
                                                                   ============

   At market value (Note 1) ...................................    $ 21,607,646
Dividends receivable ..........................................         144,120
Receivable from Adviser (Note 3) ..............................           9,460
Receivable for capital shares sold ............................         133,941
Receivable for securities sold ................................          65,566
Organization expenses, net (Note 1) ...........................          23,984
Other assets ..................................................          45,512
                                                                   ------------
   TOTAL ASSETS ...............................................      22,030,229
                                                                   ------------

LIABILITIES
Payable for capital shares redeemed ...........................          10,721
Payable for securities purchased ..............................         128,883
Payable to Administrator (Note 3) .............................          11,190
Other accrued expenses and liabilities ........................          17,076
                                                                   ------------
   TOTAL LIABILITIES ..........................................         167,870
                                                                   ------------

NET ASSETS ....................................................    $ 21,862,359
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $ 26,019,014
Accumulated net realized losses from security transactions ....      (1,195,933)
Net unrealized depreciation on investments ....................      (2,960,722)
                                                                   ------------
Net assets ....................................................    $ 21,862,359
                                                                   ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .......................    $ 19,280,655
                                                                   ============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) .........       2,834,007
                                                                   ============

Net asset value and redemption price per share (Note 1) .......    $       6.80
                                                                   ============

Maximum offering price per share (Note 1) .....................    $       7.08
                                                                   ============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares .......................    $  1,306,303
                                                                   ============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) .........         189,763
                                                                   ============
Net asset value, offering price and
redemption price per share (Note 1) ...........................    $       6.88
                                                                   ============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .......................    $  1,275,401
                                                                   ============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) .........         185,835
                                                                   ============
Net asset value, offering price and
redemption price per share (Note 1) ...........................    $       6.86
                                                                   ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1999
================================================================================
INVESTMENT INCOME
   Dividends ..................................................    $  1,149,485
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 3) ..........................          86,810
   Custodian fees .............................................          54,030
   Transfer agent fees, Class A (Note 3) ......................          23,418
   Transfer agent fees, Class B (Note 3) ......................           9,600
   Transfer agent fees, Class C (Note 3) ......................           9,600
   Accounting services fees (Note 3) ..........................          40,000
   Insurance expense ..........................................          36,811
   Registration fees, Common ..................................          27,203
   Registration fees, Class A .................................             527
   Registration fees, Class B .................................           2,988
   Registration fees, Class C .................................           2,998
   Administrative services fees (Note 3) ......................          26,009
   Professional fees ..........................................          23,028
   Postage and supplies .......................................          18,001
   Amortization of organization expenses (Note 1) .............           7,574
   Reports to shareholders ....................................           5,098
   Pricing expenses ...........................................           2,196
   Trustees' fees and expenses ................................           1,250
   Distribution expenses, Class A (Note 3) ....................             331
   Distribution expenses, Class B (Note 3) ....................               4
                                                                   ------------
      TOTAL EXPENSES ..........................................         377,476
   Fees waived and expenses reimbursed by the Adviser (Note 3)         (198,373)
                                                                   ------------
      NET EXPENSES ............................................         179,103
                                                                   ------------

NET INVESTMENT INCOME .........................................         970,382
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions .............      (1,010,275)
   Net change in unrealized appreciation/
      depreciation on investments .............................      (1,502,786)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .............      (2,513,061)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ....................    $ (1,542,679)
                                                                   ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1999 and 1998
===========================================================================================
                                                                  Year           Period
                                                                 Ended            Ended
                                                              December 31,     December 31,
                                                                  1999            1998(A)
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income .................................    $    970,382     $    283,229
   Net realized losses from security transactions ........      (1,010,275)        (185,658)
   Net change in unrealized appreciation/
      depreciation on investments ........................      (1,502,786)      (1,457,936)
                                                              ------------     ------------
Net decrease in net assets from operations ...............      (1,542,679)      (1,360,365)
                                                              ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income, Class A .........        (914,054)        (283,229)
   Dividends from net investment income, Class B .........         (27,091)              --
   Dividends from net investment income, Class C .........         (29,237)              --
   Return of capital, Class A ............................        (232,688)         (61,104)
   Return of capital, Class B ............................         (11,705)              --
   Return of capital, Class C ............................          (8,711)              --
                                                              ------------     ------------
Decrease in net assets from distributions to shareholders       (1,223,486)        (344,333)
                                                              ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4):
CLASS A
   Proceeds from shares sold .............................      11,937,533       13,598,352
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ...................       1,010,353          318,441
   Payments for shares redeemed ..........................      (3,137,252)        (326,417)
                                                              ------------     ------------
Net increase in net assets from Class A share transactions       9,810,634       13,590,376
                                                              ------------     ------------
CLASS B
   Proceeds from shares sold .............................       1,398,817               --
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ...................          27,124               --
   Payments for shares redeemed ..........................          (7,741)              --
                                                              ------------     ------------
Net increase in net assets from Class B share transactions       1,418,200               --
                                                              ------------     ------------
CLASS C
   Proceeds from shares sold .............................       1,692,064               --
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ...................          29,453               --
   Payments for shares redeemed ..........................        (307,505)              --
                                                              ------------     ------------
Net increase in net assets from Class C share transactions       1,414,012               --
                                                              ------------     ------------

TOTAL INCREASE IN NET ASSETS .............................       9,876,681       11,885,678

NET ASSETS:
   Beginning of period (Note 1) ..........................      11,985,678          100,000
                                                              ------------     ------------
   End of period .........................................    $ 21,862,359     $ 11,985,678
                                                              ============     ============

(A) Represents the period from the commencement of operations (March 2, 1998) through December 31, 1998.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================
                     Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------
                                                           Year           Period
                                                          Ended           Ended
                                                       December 31,    December 31,
                                                           1999          1998 (A)
----------------------------------------------------------------------------------
Net asset value at beginning of period .............    $     7.75      $    10.00
                                                        ----------      ----------

Income (loss) from investment operations:
   Net investment income ...........................          0.38            0.26
   Net realized and unrealized losses on investments         (0.85)          (2.20)
                                                        ----------      ----------
Total from investment operations ...................         (0.47)          (1.94)
                                                        ----------      ----------
Less distributions:
   Dividends from net investment income ............         (0.38)          (0.26)
   Return of capital ...............................         (0.10)          (0.05)
                                                        ----------      ----------
Total distributions ................................         (0.48)          (0.31)
                                                        ----------      ----------

Net asset value at end of period ...................    $     6.80      $     7.75
                                                        ==========      ==========

Total return(B) ....................................        (6.24%)        (19.62%)(D)
                                                        ==========      ==========

Net assets at end of period (000's) ................    $   19,281      $   11,986
                                                        ==========      ==========

Ratio of net expenses to average net assets(C) .....         0.99%           0.99%(E)

Ratio of net investment income to average net assets         5.58%           5.33%(E)

Portfolio turnover rate ............................           17%              9%(E)

(A) Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.11% and 3.30%(E) for the periods ended December 31, 1999 and 1998, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------
                                                                   Period
                                                                    Ended
                                                                 December 31,
                                                                   1999(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $     8.16
                                                                 ----------
Income (loss) from investment operations:
   Net investment income ....................................          0.17
   Net realized and unrealized losses on investments ........         (1.20)
                                                                 ----------
Total from investment operations ............................         (1.03)
                                                                 ----------
Less distributions:
   Dividends from net investment income .....................         (0.17)
   Return of capital ........................................         (0.08)
                                                                 ----------
Total distributions .........................................         (0.25)
                                                                 ----------

Net asset value at end of period ............................    $     6.88
                                                                 ==========

Total return(B) .............................................       (12.73%)(D)
                                                                 ==========

Net assets at end of period (000's) .........................    $    1,306
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............         1.72%(E)

Ratio of net investment income to average net assets ........         5.77%(E)

Portfolio turnover rate .....................................           17%

(A) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.
(B)  Total return shown excludes the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.28%(E) for the period ended December 31, 1999 (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                   Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------
                                                                  Period
                                                                   Ended
                                                                December 31,
                                                                   1999(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $     8.09
                                                                 ----------
Income (loss) from investment operations:
   Net investment income ....................................          0.20
   Net realized and unrealized losses on investments ........         (1.17)
                                                                 ----------
Total from investment operations ............................         (0.97)
                                                                 ----------
Less distributions:
   Dividends from net investment income .....................         (0.20)
   Return of capital ........................................         (0.06)
                                                                 ----------
Total distributions .........................................         (0.26)
                                                                 ----------

Net asset value at end of period ............................    $     6.86
                                                                 ==========

Total return(B) .............................................       (12.06%)(D)
                                                                 ==========

Net assets at end of period (000's) .........................    $    1,275
                                                                 ==========

Ratio of net expenses to average net assets(C) ..............         1.73%(E)

Ratio of net investment income to average net assets ........         5.59%(E)

Portfolio turnover rate .....................................           17%

(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.
(B)  Total return shown excludes the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.01%(E) for the period ended December 31, 1999 (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
December 31, 1999
================================================================================
                                                                       Market
COMMON STOCKS -- 97.2%                                     Shares       Value
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL-- 23.3%
Apartment Investment & Management Company - Class A        13,700   $    545,431
Archstone Communities Trust ........................       28,600        586,300
Associated Estates Realty Corp. ....................        4,400         34,375
Avalon Bay Communities, Inc. .......................       13,474        462,327
BRE Properties, Inc. - Class A .....................        9,200        208,725
Camden Property Trust ..............................        8,275        226,528
Chateau Communities, Inc. ..........................        5,800        150,437
Colonial Properties Trust ..........................        4,700        108,981
Cornerstone Realty Income Trust, Inc. ..............        8,000         78,000
Equity Residential Properties Trust ................       25,955      1,107,954
Essex Property Trust, Inc. .........................        3,700        125,800
Gables Residential Trust ...........................        5,200        124,800
Home Properties of NY, Inc. ........................        4,000        109,750
Manufactured Home Communities, Inc. ................        4,900        119,131
Mid-America Apartment Communities, Inc. ............        3,800         85,975
Pennsylvania Real Estate Investment Trust ..........        2,700         39,319
Post Properties, Inc. ..............................        7,900        302,175
Smith (Charles E.) Residential Realty, Inc. ........        4,100        145,038
Summit Properties, Inc. ............................        5,900        105,463
Sun Communities, Inc. ..............................        3,600        115,875
United Dominion Realty Trust, Inc. .................       21,100        208,363
Walden Residential Properties, Inc. ................        5,200        112,450
                                                                    ------------
                                                                       5,103,197
                                                                    ------------
DIVERSIFIED-- 9.4%
Duke-Weeks Realty Corp. ............................       25,640        499,980
Franchise Finance Corp. of America .................       11,500        275,281
Glenborough Realty Trust, Inc. .....................        6,400         85,600
Liberty Property Trust .............................       13,700        332,225
National Golf Properties, Inc. .....................        2,500         49,375
Pacific Gulf Properties, Inc. ......................        4,200         85,050
Prison Realty Trust, Inc. ..........................       20,300        102,769
Spieker Properties, Inc. ...........................       13,300        484,619
U.S. Restaurant Properties, Inc. ...................        3,100         44,369
Washington Real Estate Investment Trust ............        7,300        109,500
                                                                    ------------
                                                                       2,068,768
                                                                    ------------
HEALTH CARE-- 5.4%
Health Care Property Investors, Inc. ...............       10,578        252,550
Health Care REIT, Inc. .............................        5,800         87,725
Healthcare Realty Trust, Inc. ......................        8,233        128,641
HRPT Properties Trust ..............................       27,000        243,000
LTC Properties, Inc. ...............................        5,600         47,250
Meditrust Corp. ....................................       29,200        160,600

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                       Market
COMMON STOCKS -- 97.2% (Continued)                         Shares       Value
--------------------------------------------------------------------------------
HEALTH CARE-- 5.4% (Continued)
National Health Investors, Inc. ....................        5,000   $     74,375
Nationwide Health Properties, Inc. .................        9,500        130,625
OMEGA Healthcare Investors, Inc. ...................        4,100         52,018
                                                                    ------------
                                                                       1,176,784
                                                                    ------------
HOTEL-- 5.2%
Equity Inns, Inc. ..................................        7,600         51,300
FelCor Lodging Trust, Inc. .........................       13,500        236,250
Hospitality Properties Trust .......................       11,600        221,125
Host Marriott Corp. ................................       46,900        386,925
MeriStar Hospitality Corp. .........................        9,800        156,800
RFS Hotel Investors, Inc. ..........................        5,100         53,231
Winston Hotels, Inc. ...............................        3,400         27,625
                                                                    ------------
                                                                       1,133,256
                                                                    ------------
INDUSTRIAL/OFFICE-- 28.9%
AMB Property Corp. .................................       17,700        352,894
Arden Realty, Inc. .................................       13,000        260,812
Bedford Property Investors, Inc. ...................        4,600         78,487
Boston Properties, Inc. ............................       13,900        432,637
Brandywine Realty Trust ............................        7,700        126,087
CarrAmerica Realty Corp. ...........................       13,700        289,413
CenterPoint Properties Corp. .......................        4,200        150,675
Cornerstone Properties, Inc. .......................       26,600        389,025
Cousins Properties, Inc. ...........................        6,600        223,987
Crescent Real Estate Equities Co. ..................       24,700        453,863
EastGroup Properties, Inc. .........................        3,300         61,050
Equity Office Properties Trust .....................       51,700      1,273,113
First Industrial Realty Trust, Inc. ................        7,800        214,013
Highwoods Properties, Inc. .........................       12,700        295,275
Kilroy Realty Corp. ................................        5,700        125,400
Koger Equity, Inc. .................................        5,500         92,813
Mack-Cali Realty Corp. .............................       12,000        312,750
Parkway Properties, Inc. ...........................        2,100         60,506
Prentiss Properties Trust ..........................        7,700        161,700
ProLogis Trust .....................................       33,090        636,983
Reckson Associates Realty Corp. ....................       10,400        213,200
SL Green Realty Corp. ..............................        5,000        108,750
                                                                    ------------
                                                                       6,313,433
                                                                    ------------
MORTGAGE-- 1.0%
Dynex Capital, Inc.* ...............................        2,325         14,967
Indymac Mortgage Holdings, Inc. ....................       15,700        200,175
                                                                    ------------
                                                                         215,142
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                       Market
COMMON STOCKS -- 97.2% (Continued)                         Shares       Value
--------------------------------------------------------------------------------
RETAIL CENTERS-- 19.5%
Bradley Real Estate, Inc. ..........................        4,900   $     85,443
Burnham Pacific Properties, Inc. ...................        6,600         61,875
CBL & Associates Properties, Inc. ..................        5,100        105,187
Chelsea GCA Realty, Inc. ...........................        3,300         98,175
Commercial Net Lease Realty ........................        6,200         61,612
Developers Diversified Realty Corp. ................       12,300        158,363
Federal Realty Investment Trust ....................        8,300        156,144
General Growth Properties, Inc. ....................       10,600        296,800
Glimcher Realty Trust ..............................        4,900         63,087
IRT Property Co. ...................................        6,800         53,125
JDN Realty Corp. ...................................        6,900        111,262
JP Realty, Inc. ....................................        3,600         56,250
Kimco Realty Corp. .................................       12,500        423,438
Kranzco Realty Trust ...............................        2,200         19,387
Macerich Co. (The) .................................        7,000        145,688
Mills Corp. ........................................        4,900         87,588
New Plan Excel Realty Trust ........................       18,160        287,155
Prime Retail, Inc. .................................        8,877         49,933
Realty Income Corp. ................................        5,500        113,438
Simon Property Group, Inc. .........................       35,600        816,575
Taubman Centers, Inc. ..............................       10,900        117,175
Urban Shopping Centers, Inc. .......................        3,700        100,363
Vornado Realty Trust ...............................       17,600        572,000
Weingarten Realty Investors ........................        5,500        214,156
                                                                    ------------
                                                                       4,254,219
                                                                    ------------
SELF STORAGE-- 4.5%
Public Storage, Inc. ...............................       27,934        633,753
Shurgard Storage Centers, Inc. - Class A ...........        6,000        139,125
Sovran Self Storage, Inc. ..........................        2,600         49,237
Storage USA, Inc. ..................................        5,700        172,425
                                                                    ------------
                                                                         994,540
                                                                    ------------

TOTAL COMMON STOCKS (Cost $24,220,061) .............                $ 21,259,339
                                                                    ------------

CASH EQUIVALENTS-- 1.6% (Cost $348,307)
Firstar Stellar Treasury Fund ......................      348,307   $    348,307
                                                                    ------------

TOTAL INVESTMENT SECURITIES-- 98.8% (Cost $24,568,368)              $ 21,607,646

OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.2% .......                     254,713
                                                                    ------------

NET ASSETS-- 100.0% ................................                $ 21,862,359
                                                                    ============

* Non-income producing security.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Leo F. Wells III, the President of the Fund's investment adviser, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 7, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load if redeemed within six years of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sales price or, if not available, at their last quoted bid price.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization expenses -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of December 31, 1999, the Fund had capital loss carryforwards for federal income tax purposes of $357,546, which expire on December 31, 2007. In addition, the Fund elected to defer until its subsequent tax year $141,835 of capital losses incurred after October 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

As of December 31, 1999, net unrealized depreciation on investments was $3,657,274 for federal income tax purposes, of which $195,421 related to appreciated securities and $3,852,695 related to depreciated securities based on a federal income tax cost basis of $25,264,920. The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

Reclassification of capital accounts -- On December 31, 1999, the Fund reclassified $253,104 of overdistributed net investment income against paid-in capital. This reclassification has no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

During the year ended December 31, 1999, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $15,178,264 and $2,861,405, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund.

In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived its investment advisory fees of $86,810 and reimbursed the Fund for $111,563 of other operating expenses during the year ended December 31, 1999.

SUB-ADVISORY AGREEMENT
Gateway Investment Advisers, L.P. (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.15% of the Fund's average daily net assets up to $100 million; 0.10% of such net assets from $100 million to $200 million; and 0.07% of such net assets in excess of $200 million, subject to a $3,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee for each class of shares. In addition, the Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee from the Fund, based on current net assets and the number of classes of shares, of $4,000. In addition, the Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. For these services, the Underwriter earned $47,237, $1,017 and $53 from underwriting and broker commissions on the sale of Class A, Class B and Class C shares of the Fund, respectively, during the year ended December 31, 1999. The Underwriter is an affiliate of the Adviser.

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the year ended December 31, 1999, the Fund paid Class A and Class B distribution expenses of $331 and $4, respectively.

4.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                       Period         Period
                                                        Ended          Ended
                                                       Dec. 31,       Dec. 31,
                                                         1999           1998
--------------------------------------------------------------------------------
CLASS A
Shares sold ......................................     1,582,826      1,537,513
Shares issued in reinvestment of
   distributions to shareholders .................       141,650         39,308
Shares redeemed ..................................      (437,158)       (40,132)
                                                      ----------     ----------
Net increase in shares outstanding ...............     1,287,318      1,536,689
Shares outstanding, beginning of period (Note 1) .     1,546,689         10,000
                                                      ----------     ----------
Shares outstanding, end of period ................     2,834,007      1,546,689
                                                      ==========     ==========


CLASS B
Shares sold ......................................       186,532             --
Shares issued in reinvestment of
   distributions to shareholders .................         3,888             --
Shares redeemed ..................................          (657)            --
                                                      ----------     ----------
Net increase in shares outstanding ...............       189,763             --
Shares outstanding, beginning of period ..........            --             --
                                                      ----------     ----------
Shares outstanding, end of period ................       189,763             --
                                                      ==========     ==========


CLASS C
Shares sold ......................................       225,698             --
Shares issued in reinvestment of
   distributions to shareholders .................         4,226             --
Shares redeemed ..................................       (44,089)            --
                                                      ----------     ----------
Net increase in shares outstanding ...............       185,835             --
Shares outstanding, beginning of period ..........            --             --
                                                      ----------     ----------
Shares outstanding, end of period ................       185,835             --
                                                      ==========     ==========

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================

                                                                 [LOGO]
                                                                 Arthur Andersen

To the Shareholders and Board of Trustees of the Wells S&P REIT Index Fund:

We have audited the accompanying statement of assets and liabilities of the Wells S&P REIT Index Fund of the Wells Family of Real Estate Funds, including the portfolio of investments, as of December 31, 1999, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells S&P REIT Index Fund of the Wells Family of Real Estate Funds as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen

Cincinnati, Ohio,
February 4, 2000